Organization and Nature of Operations (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 milliontonnesPerY trains	Dec. 31, 2019 milliontonnesPerY trains Member
Organization And Nature Of Operations [Line Items]
Limited Liability Company (LLC), Number Of Members | Member		1
Sabine Pass LNG Terminal [Member]
Organization And Nature Of Operations [Line Items]
Number of Liquefaction LNG Trains Operating	5	5
Number of Liquefaction LNG Trains Constructing	1	1
Total Production Capability | milliontonnesPerY	30	30
Cheniere [Member] | Cheniere Partners [Member]
Organization And Nature Of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		48.60%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest		100.00%